Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–79.07%(b)(c)
Aerospace & Defense–2.46%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	92	$ 79,236
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	363	313,834
Atlantic Aviation FBO, Inc., Term Loan(d)	–	12/06/2025		$ 666	629,753
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		3,935	3,330,600
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		2,314	1,958,415
Greenrock Finance, Inc.
Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	06/28/2024	EUR	1,000	1,007,926
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		2,608	2,370,813
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014-05/10/2019; Cost $929,279)(e)	7.00%	07/18/2021		93	92,928
Revolver Loan(e)(f)	0.00%	07/18/2021		836	836,351
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 08/18/2014-05/10/2019; Cost $974,155)(e)	8.00%	07/18/2021		976	976,117
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		5,034	4,848,153
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		2,009	1,949,231
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		2,072	2,006,452
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		12,441	11,439,547
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		1,366	1,254,655
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		2,958	2,715,388
Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/12/2018-12/09/2019; Cost $4,407,712)(e)	6.71%	02/12/2024		4,413	4,325,248
					40,134,647
Air Transport–2.06%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		47	32,554
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		2,762	2,621,466
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,787	9,973,832
Delta Air Lines, Inc.
Delayed Draw Term Loan(f)	0.00%	03/16/2021		5,347	5,132,997
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		6,769	6,692,554
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.00%	08/02/2024	EUR	2,121	1,798,614
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(e)	6.50%	08/31/2020		7,224	7,079,725
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/01/2024		103	91,601
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		155	115,448
					33,538,791
Automotive–2.29%
American Axle & Manufacturing, Inc., Term Loan B (d)	–	04/06/2024		765	734,517
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)	5.92%	05/22/2025		3,966	3,490,315
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026		1,829	1,787,637
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.61%	05/19/2023		2,184	1,390,367
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	306	304,875
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.77%	09/27/2025		1,422	1,301,339
Gates Global LLC, Term Loan B-2(d)	–	04/01/2024		1,230	1,181,888
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan(d)	–	03/03/2025		291	274,866
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		2,248	2,214,120
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025		861	786,851
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024		940	906,883
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026		$ 4,638	$ 4,432,347
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	1,185	1,259,958
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.17%	05/22/2024		2,790	2,245,789
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025		8,125	6,605,411
ThermaSys Corp.
PIK Term Loan, 12.45% PIK Rate (Acquired 12/31/2018; Cost $329,950)(e)(g)	12.45%	10/02/2023		330	287,056
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018-03/31/2020; Cost $2,130,971)(e)	12.45%	01/01/2024		1,845	1,476,379
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		839	807,541
Transtar Holding Co.
Delayed Draw Term Loan(e)(f)	0.00%	04/11/2022		243	230,399
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(e)	5.50%	04/11/2022		2,289	2,128,748
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/13/2020; Cost $820,121)(e)(g)	7.75%	04/11/2022		873	829,309
Visteon Corp., Term Loan(d)	–	03/25/2024		495	471,805
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		173	165,700
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.82%	04/04/2025		2,249	1,979,337
					37,293,437
Beverage & Tobacco–0.42%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023			2,512	2,411,562
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.32%	12/13/2023			708	683,028
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.32%	09/30/2020			3,950	3,792,002
						6,886,592
Building & Development–1.89%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025			858	817,690
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.63%	09/30/2026			1,646	1,614,961
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027			5,585	5,380,173
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		1,289	1,245,138
Term Loan B-2(d)	–	03/20/2024	EUR		264	275,902
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/01/2026	EUR		1,189	1,267,385
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023			2,794	2,532,790
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2(d)	–	09/30/2026	EUR		1,212	1,242,273
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR		1,058	1,088,278
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023			1,034	987,008
Quimper AB (Sweden)
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $957,468)	8.25%	02/13/2027	EUR		857	846,950
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR		2,172	2,280,455
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	12/15/2023			4,732	4,590,294
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025			4,207	3,780,368
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024			2,918	2,757,232
						30,706,897
Business Equipment & Services–6.78%
Allied Universal Holdco LLC, Term Loan (d)	–	07/10/2026			208	202,267
Alorica, Inc.
Delay Draw Term Loan(e)(f)	0.00%	10/02/2020			372	370,161
Delay Draw Term Loan (1 mo. USD LIBOR + 6.50%)(e)	9.75%	10/02/2020			168	166,762
Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	6.50%	10/02/2020			540	536,923
Term Loan B (1 mo. USD LIBOR + 4.75%)	8.00%	06/30/2022			389	282,272
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 4.75%)	3.75%	07/17/2026	EUR		518	552,222
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	2.92%	06/15/2025			63	59,217
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026			752	661,968
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)(e)	4.45%	05/22/2024		$ 1,846	$ 1,771,955
Brightview Landscapes LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/15/2025		1,201	1,181,333
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.48%	10/14/2024	GBP	3,136	3,582,056
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026		1,945	1,908,414
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026		1,289	1,182,013
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	9.50%	08/15/2023		1,043	234,606
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		757	461,796
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.43%	08/08/2026		234	202,176
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023		624	618,122
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		6,218	6,118,584
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(e)	9.00%	03/06/2028		2,020	1,889,082
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	981	1,025,984
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026		972	950,836
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.92%	08/02/2024		1,149	1,120,141
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026		1,286	1,258,910
Gartner, Inc., Term Loan A (1 mo. USD LIBOR + 1.50%) (Acquired 03/21/2017; Cost $391,363)(e)	1.67%	03/21/2022		392	389,630
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025		1,516	1,336,261
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	9.17%	04/16/2026		1,148	964,606
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025		9	9,240
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	1,072	1,049,676
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 2.75%)	3.75%	12/21/2024	EUR	476	504,456
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.38%	06/23/2024	GBP	1,050	940,433
Inmar, Inc., First Lien Term Loan(d)	–	05/01/2024		741	644,492
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	5.95%	03/05/2026		2,845	2,631,782
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	9.57%	03/05/2027		1,946	1,702,962
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024		454	433,070
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026		3,811	3,658,302
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		2,857	2,587,741
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		444	401,761
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027		3,882	3,823,372
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		2	1,951
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		9,565	6,838,774
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		9,269	8,759,627
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/02/2025		1,067	1,050,659
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	11/18/2026		5,023	4,821,200
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026		4,800	4,694,809
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		128	110,664
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024		517	494,503
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	10/30/2026		1,966	1,943,535
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.45%	10/30/2023		4,080	3,202,406
Speedster Bidco GmbH (Germany)
Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	469	492,554
Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR	2,343	2,479,175
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		11,520	11,055,112
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	05/01/2024		2	1,861
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026		524	509,901
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	4.95%	05/21/2026		2,944	2,870,184
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025		660	628,251
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		1,071	1,022,384
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		220	209,594
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	10/10/2024		$ 4,096	$ 3,324,706
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	10/10/2024		253	206,884
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026		5,619	5,375,826
WowMidco S.A.S. (France)
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.49%	08/08/2026	GBP	704	828,410
Term Loan B (2 mo. EURIBOR + 3.50%)	3.50%	11/19/2026	EUR	1,872	2,039,126
					110,377,680
Cable & Satellite Television–3.51%
Altice Financing S.A. (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	01/31/2026			1,859	1,763,441
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025			7,666	7,482,555
Cable One, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	05/01/2024			340	335,269
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025			746	734,916
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027			1,082	1,060,750
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2026			917	886,619
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	07/17/2025			3,415	3,300,577
Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027			595	576,515
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.81%	12/18/2024			1,712	1,641,814
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	1.85%	02/15/2024			669	654,725
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026			3,206	3,090,320
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028			7,077	6,851,515
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028			260	251,653
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028			17,700	17,213,426
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028			10,268	9,846,015
Ziply (Northwest) Fiber, Term Loan B(d)(e)	–	05/21/2027			1,423	1,408,776
						57,098,886
Chemicals & Plastics–2.93%
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.70%	08/27/2026			7,443	7,117,645
Avantor, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.25%	11/21/2024			65	64,575
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.20%	06/01/2024			85	83,493
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/31/2025	EUR		750	813,390
Cabot Microelectronics Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.19%	11/17/2025			2,465	2,439,815
Charter NEX US, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.42%	05/16/2024			898	877,106
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024			16	14,894
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			93	90,745
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			460	446,980
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			450	437,469
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.27%	08/07/2024			2,056	1,971,245
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024			2,481	2,426,724
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		767	801,963
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.94%	07/01/2026			1,739	1,661,890
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.17%	03/31/2024			112	108,086
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.78%	03/28/2025			1,805	1,671,824
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.53%	03/30/2026			1,149	879,070
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026			448	347,958
Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	01/31/2025			1,026	914,939
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026			11,926	11,479,463
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	4.31%	11/14/2025			1,638	1,589,001
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	10/14/2024			761	707,044
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	409	$ 400,451
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026		$ 1,132	956,694
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.42%	02/07/2027		607	588,487
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	11/20/2023		246	234,673
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025		6,280	6,019,447
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 08/07/2013-02/23/2017; Cost $1,806,994)(e)	3.75%	08/07/2020		1,804	1,749,799
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/23/2024		45	42,775
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	3.45%	07/01/2026		888	858,825
					47,796,470
Clothing & Textiles–0.59%
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024			686	346,320
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.42%	05/17/2026			980	936,240
Mascot Bidco OYJ (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		1,183	1,141,630
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			7,242	7,057,508
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/25/2025			88	81,502
						9,563,200
Conglomerates–0.46%
APi Group DE, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	2.67%	09/30/2026			4,032	3,887,003
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		1,192	1,249,009
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			1,153	1,057,524
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			841	770,057
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			580	477,115
						7,440,708
Containers & Glass Products–3.05%
Berlin Packaging LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.46%	11/07/2025			2,082	1,989,243
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022			3,401	3,366,522
Term Loan X (3 mo. USD LIBOR + 2.00%)	2.22%	01/19/2024			674	663,747
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.22%	07/01/2026			18,474	18,101,638
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024			558	512,897
Consolidated Container Co. LLC
First Lien Term Loan(d)	–	05/22/2024			1,632	1,582,819
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/14/2026			1,594	1,538,329
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	6.12%	03/21/2024			9,445	8,264,151
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025			3,919	3,708,698
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			1,184	1,123,565
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024			393	355,364
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.45%	11/21/2023			3,769	2,785,372
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,555	1,441,912
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		296	274,284
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		851	830,468
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022			852	774,144
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021			1,479	706,523
Refresco Group N.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR		450	481,804
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.67%	03/28/2025			151	145,073
Reynolds Group Holdings, Inc., Incremental Term Loan(d)	–	02/05/2023			325	315,791
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.20%	11/30/2023			233	219,383
Trident TPI Holdings, Inc., Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR		443	444,040
						49,625,767
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–0.97%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024		$ 4,161	$ 3,989,678
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.92%	09/26/2025		2,470	2,136,748
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	08/11/2025		1,532	532,554
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025		8,611	7,696,415
Term Loan B(d)	–	04/07/2025	EUR	530	520,758
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	871	875,222
					15,751,375
Drugs–1.17%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.25%	05/17/2026		88	87,438
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		2,948	2,769,930
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		1,128	1,104,121
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025		8,422	8,244,995
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025		6,909	6,789,066
					18,995,550
Ecological Services & Equipment–0.34%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023		459	455,493
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	05/11/2025		2,167	1,961,307
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025		1,411	1,396,713
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 05/10/2019-03/31/2020; Cost $523,263)(e)	4.50%	03/20/2025		537	509,909
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018-05/10/2019; Cost $315,998)(e)	8.75%	03/20/2026		322	267,212
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	02/06/2026		500	450,363
WCA Waste Systems, Inc., Term Loan(d)	–	08/11/2023		448	436,570
					5,477,567
Electronics & Electrical–9.52%
Applied Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.70%	09/19/2024		21	20,527
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025		2,065	1,956,884
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	391	414,835
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025		1,189	1,150,800
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR	1,125	1,180,466
Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027		2,803	2,610,558
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026		5,088	4,904,744
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027		1,817	1,795,822
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025		1,483	1,459,344
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022		993	926,398
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	9.44%	08/31/2022		5,553	5,364,130
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.00%	11/06/2023		2,659	2,419,280
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	2,467	2,464,977
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	2.42%	08/22/2025		102	99,528
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.63%	12/17/2025		764	749,320
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/06/2026		2,761	2,650,800
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	3.50%	07/04/2025	EUR	2,794	2,861,332
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (3 mo. EURIBOR + 3.25%)	4.00%	06/13/2024	EUR	2,036	2,052,332
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		1,457	1,327,494
Go Daddy Operating Co. LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	1.92%	02/15/2024		4,931	4,842,764
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		665	637,941
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR	851	$ 899,695
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.45%	07/29/2024		$ 1,676	1,554,521
Imperva, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		1,845	1,586,369
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	2,087	2,205,286
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		858	827,722
MA FinanceCo. LLC
Term Loan B-1(d)	–	05/29/2025	EUR	376	404,315
Term Loan B-4(d)	–	05/29/2025		374	364,997
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025		4,682	4,588,189
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024		208	205,873
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.18%	05/29/2025		4,337	4,268,572
MKS Instruments, Inc., Term Loan B-6 (3 mo. USD LIBOR + 1.75%)	1.92%	02/02/2026		859	842,063
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.00%	07/05/2023		761	746,011
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		4,164	3,112,401
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(e)	2.68%	08/28/2026		4,756	4,613,124
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		5,092	4,396,208
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024		1,904	1,664,645
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,267	3,351,757
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	2.17%	09/19/2026		3,406	3,323,137
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025		72	70,709
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		1,215	850,791
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		5,669	4,773,031
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		2,051	1,659,188
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.29%	01/02/2025		3,616	2,896,949
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.70%	07/07/2023		1,892	1,788,049
Term Loan (6 mo. USD LIBOR + 4.50%)	5.95%	07/07/2023		851	804,255
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		11,015	10,555,600
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.01%	05/30/2025		45	43,061
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.76%	05/29/2026		773	719,259
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		9,903	8,628,728
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	4.67%	10/31/2025		3,967	3,688,900
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	11/02/2026		564	465,434
Science Applications International Corp.
Incremental Term Loan B(d)	–	03/30/2027		2,720	2,665,151
Term Loan B (1 mo. USD LIBOR + 1.75%)	2.28%	10/31/2025		2,834	2,757,370
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.50%	08/01/2025		8	7,757
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.88%	05/16/2025		540	504,990
Sophos (Surf Holdings LLC) (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	01/15/2027	EUR	266	279,612
Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		1,205	1,157,528
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		4,994	4,855,101
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		3,432	3,337,095
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.92%	04/16/2025		4,475	4,351,630
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.70%	09/29/2023		2,142	2,089,027
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		1,674	1,617,641
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	2.87%	09/28/2024		3,660	3,586,397
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	05/04/2026		5,180	5,031,314
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)(e)	2.37%	06/29/2024		393	385,917
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	298	314,373
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	05/15/2027		2,584	2,455,022
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		$ 1,891	$ 1,889,289
					155,074,329
Equipment Leasing–0.07%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	3.20%	10/06/2023			1,228	1,179,119
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	10/31/2025			27	25,751
						1,204,870
Financial Intermediaries–1.40%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025			756	724,539
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR		1,154	1,261,783
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		973	1,038,212
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024			292	296,818
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.14%	02/10/2027			1,132	1,109,650
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			1,406	1,253,861
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026			1,706	1,654,964
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			8,647	7,674,231
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			2,780	2,729,199
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			3,951	3,878,516
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		1,208	1,204,638
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023			43	30,872
						22,857,283
Food Products–2.85%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			768	752,566
B&G Foods, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	2.67%	09/16/2026			880	871,337
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(d)	–	02/07/2027	EUR		685	719,801
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025			1,198	1,158,793
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.35%	07/03/2020			6,113	5,532,053
Dole Food Co., Inc., Term Loan B(d)	–	04/06/2024			519	509,422
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR		126	137,887
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028			1,365	1,296,470
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025			5,624	5,415,696
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025			621	606,957
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.38%	11/01/2025			683	677,543
JBS USA Lux S.A., Term Loan(d)	–	05/01/2026			18,268	17,731,482
Manna Pro Products LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $805,725)(e)	7.00%	12/08/2023			764	683,713
Delayed Draw Term Loan(e)(f)	0.00%	12/02/2023			48	43,126
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $2,704,115)(e)	7.00%	12/08/2023			2,726	2,440,003
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024			2,461	2,403,321
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	06/30/2022			449	444,681
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022			3,717	3,690,789
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR		1,265	1,348,991
						46,464,631
Food Service–2.48%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.92%	03/11/2025			384	367,337
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027			1,520	1,452,610
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			1,249	1,082,757
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025		$ 113	$ 107,996
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025		1,246	1,187,737
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,987	2,096,560
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP	1,610	1,882,322
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	07/20/2025		2,569	2,371,983
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026		19,181	18,456,219
NPC International, Inc., Second Lien Term Loan(h)	0.00%	04/18/2025		669	17,549
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	04/03/2025		24	23,117
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	10/01/2025		94	89,109
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.95%	10/01/2026		1,465	1,264,974
TMK Hawk Parent Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	4.58%	09/26/2024		3,118	2,217,845
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		2,031	1,928,404
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023		4,786	4,533,160
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		1,383	1,355,534
					40,435,213
Health Care–2.42%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	02/11/2022			651	637,253
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023			5,937	5,808,202
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		1,159	1,228,697
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		588	618,864
Term Loan B-7 (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		754	792,677
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-4 (1 mo. EURIBOR + 3.50%)	3.50%	07/14/2025	EUR		473	513,991
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			101	90,688
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026			2,075	1,686,101
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR		589	621,610
Elanco Animal Health, Inc., Term Loan(d)	–	02/04/2027			5,910	5,732,172
EyeCare Partners LLC
Delayed Draw Term Loan(f)	0.00%	02/05/2027			38	35,492
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027			164	152,111
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	03/05/2026			36	30,107
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/06/2026			3,342	3,241,557
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.92%	01/17/2025			1,783	1,740,660
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	2.50%	03/07/2024			155	150,390
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.20%	06/11/2025			53	51,633
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		2,795	2,900,852
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.76%	08/21/2026	GBP		486	566,842
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025			574	546,862
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR		2,578	1,773,898
Sunshine Luxembourg VII S.a.r.l. (Switzerland)
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026			965	929,105
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2026	EUR		1,346	1,439,599
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024			32	29,129
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/01/2026	EUR		1,065	1,138,863
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	08/11/2025	EUR		3,146	3,291,150
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR		986	987,038
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR		1,850	1,894,817
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)(e)	4.67%	10/22/2026			916	833,474
						39,463,834
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Home Furnishings–0.77%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024		$ 739	$ 717,360
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR	2,200	1,410,433
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023		5,599	2,382,341
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.02%	11/08/2024		3,511	269,217
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		3,464	3,077,476
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024		4,285	3,869,499
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		1,002	843,810
					12,570,136
Industrial Equipment–1.95%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.67%	04/28/2025		734	606,116
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	1,073	1,120,764
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	06/30/2020		205	196,120
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		782	695,096
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	3.20%	05/18/2024		1,103	1,049,909
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)(e)	3.95%	01/31/2024		86	82,885
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	06/27/2026		1,259	1,107,893
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026		928	859,549
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023		210	193,685
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		418	396,640
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.45%	07/19/2024		1,183	1,121,542
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.70%	07/18/2025		1,378	1,264,314
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027		3,879	3,696,765
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		5,726	5,457,682
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	312	339,771
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	2.12%	06/01/2020		290	287,308
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	3.46%	01/02/2027		3,807	3,683,558
Kantar (United Kingdom), Term Loan B-1(d)	–	12/04/2026	EUR	1,286	1,342,394
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	3.50%	07/31/2025		2,501	2,460,774
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018-05/10/2019; Cost $1,270,354)(e)	5.45%	03/08/2025		1,275	924,154
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020		282	203,566
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/28/2025		2,649	2,137,507
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	02/28/2026		1,177	600,178
S2P Acquisiton Borrower, Inc., First Lien Term Loan(d)	–	08/14/2026		452	427,430
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)(e)	3.45%	01/31/2024		633	610,393
Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	01/31/2024		900	877,896
					31,743,889
Insurance–0.39%
Andromeda Investissement S.A. (France), Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	06/12/2026	EUR	1,300	1,419,320
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 2.75%)	4.02%	04/25/2025		8	7,900
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025		2,987	2,827,554
USI, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	11/30/2026		2,107	2,059,679
					6,314,453
Leisure Goods, Activities & Movies–3.13%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		8,677	8,253,657
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	10/19/2023		5,073	4,908,234
Banijay Entertainment S.A.S. (France), Term Loan B(d)	–	06/06/2025	EUR	410	436,659
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.50%	11/07/2023		134	130,371
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026		163	161,485
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		$ 4,308	$ 3,248,822
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		4,420	3,381,212
Term Loan(d)	–	02/28/2027		16,872	10,629,369
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.12%	11/08/2023		1,923	1,738,226
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	4.92%	04/12/2024		2,958	2,743,172
Term Loan B-2(d)	–	05/03/2024	EUR	347	361,882
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.32%	04/18/2025		728	423,543
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.00%)	4.25%	06/28/2024	EUR	572	554,271
Term Loan A-2 (3 mo. EURIBOR + 4.00%)	4.25%	06/28/2024	EUR	355	343,766
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR	1,357	1,299,494
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR	816	781,424
Lakeland Tours LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.25%	12/16/2024		2,416	1,251,499
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026		487	459,474
Markermeer Finance B.V., Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/24/2027	EUR	1,836	1,902,827
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	1,011	1,042,776
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.70%	10/16/2026		1	1,020
Parques Reunidos (Spain)
Incremental Term Loan B-2(d)	–	09/27/2026	EUR	1,704	1,818,064
Term Loan B-1(d)	–	09/27/2026	EUR	2,452	2,354,423
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	02/22/2024		296	265,338
SeaWorld Parks & Entertainment, Inc., Term Loan B-5(d)	–	04/01/2024		1,340	1,244,393
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.93%	04/17/2026		446	418,316
SRAM LLC, Term Loan B (3 mo. USD LIBOR + 2.75%)(e)	3.75%	03/15/2024		608	589,697
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.25%	06/21/2026	EUR	191	179,468
					50,922,882
Lodging & Casinos–3.13%
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			208	105,951
Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			859	437,879
Aristocrat Technologies, Inc. (Australia)
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			2,616	2,609,583
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.86%	10/19/2024			61	59,139
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		821	584,785
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		1,802	1,674,864
Caesars Entertainment Operating Co. LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	2.17%	10/06/2024			16	15,705
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024			16,252	14,773,439
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			2,188	2,064,138
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.17%	09/18/2026			213	205,760
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.17%	11/30/2023			207	197,712
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	06/22/2026			476	455,307
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	2.67%	05/29/2026			2,627	2,505,877
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.00%	10/15/2025			1,646	1,556,493
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024			56	50,380
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025			8,964	8,874,510
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			7,576	7,170,499
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/14/2024	EUR		1,697	1,844,864
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	05/10/2026			2,078	1,849,069
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	12/20/2024			4,117	3,939,296
						50,975,250
Nonferrous Metals & Minerals–0.62%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025			1,805	1,758,203
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.39%	06/01/2025			4,147	2,566,242
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022	$ 3,685	$ 2,524,471
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.95%	01/30/2023	25	13,439
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027	3,192	3,080,191
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025	167	123,321
				10,065,867
Oil & Gas–4.13%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024		2,169	1,531,680
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	4.62%	09/30/2024		8,134	7,815,201
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		3,417	1,984,795
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	11.38%	12/31/2021		3,321	222,990
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/31/2022		3,947	1,101,777
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	09/29/2025		1,334	1,235,891
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.68%	03/06/2023		6,003	3,466,711
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		3,460	2,186,509
Fieldwood Energy LLC
First Lien Term Loan(h)	0.00%	04/11/2022		9,458	1,384,676
Second Lien Term Loan(h)	0.00%	04/11/2023		8,514	223,787
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		2,056	896,267
Gulf Finance LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	08/25/2023		777	459,380
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		3,437	1,615,230
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		2,207	1,653,895
McDermott Technology (Americas), Inc.
DIP LOC(f)(i)	0.00%	10/23/2020		6,610	6,395,484
DIP Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	10/21/2020		5,452	5,312,010
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(i)	10.04%	10/23/2020		9,994	9,736,875
Term Loan (3 mo. USD LIBOR + 6.00%)(i)	9.25%	05/09/2025		8,727	3,122,135
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.65%	09/29/2025		521	488,572
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		4,200	3,504,594
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%) (Acquired 06/28/2019; Cost $3,348,882)(e)	8.95%	07/31/2022		3,533	2,737,830
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/18/2014; Cost $16,686)(e)(h)(i)	0.00%	07/16/2021		17	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		6,485	3,491,261
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.20%	03/11/2026		3,476	3,158,555
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		18,451	3,228,875
Southcross Energy Partners L.P.
Revolver Loan(e)(f)	0.00%	01/31/2025		157	156,076
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 01/31/2020; Cost $181,833)(e)	10.00%	01/31/2025		182	182,742
					67,293,798
Publishing–1.45%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/11/2025		1,716	1,608,936
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		8,788	7,177,209
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		5,892	5,503,532
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.50%)	1.76%	01/09/2027		3,101	3,036,162
Nielsen Finance LLC, Term Loan B-5(d)	–	06/30/2025		6,336	6,330,224
					23,656,063
Radio & Television–2.21%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		3,076	2,668,814
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026		3,459	3,383,512
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024		371	358,739
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024		1,442	1,393,212
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026		17,059	16,500,337
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Sinclair Television Group, Inc.
Term Loan B	–	01/03/2024		$ 7,534	$ 7,345,232
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026		4,426	4,326,073
					35,975,919
Rail Industries–0.12%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.45%	12/30/2026			1,927	1,891,378
Retailers (except Food & Drug)–1.14%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.50%	01/18/2027	EUR		1,375	1,462,194
BJ’s Wholesale Club, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	2.44%	02/03/2024			84	83,225
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	8.42%	12/18/2026			537	416,777
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			8,767	6,151,201
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022			10,665	10,504,187
						18,617,584
Surface Transport–1.12%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.00%	06/01/2020			671	666,818
First Lien Term Loan(d)	–	11/12/2020			13,192	4,270,863
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			1,082	990,348
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			3,641	3,331,514
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024			27	23,493
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			3,397	3,339,258
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%) (Acquired 06/15/2015; Cost $3,179,208)	5.25%	06/26/2021			3,184	2,634,803
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025			2,962	2,909,080
						18,166,177
Telecommunications–5.36%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024			396	362,745
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027			10,756	10,361,227
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025			338	333,619
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			3,576	2,699,888
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			51	37,986
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023			5,701	5,487,308
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(i)	5.21%	06/15/2024			2,059	2,031,072
GCI Holdings, Inc., Term Loan B(d)	–	02/02/2022			1,636	1,588,575
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024			1,028	987,192
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			4,423	4,157,881
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)(i)	6.00%	11/27/2023			679	683,522
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(i)	8.63%	01/02/2024			2,892	2,922,333
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026			155	153,995
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027			13,391	13,036,887
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.92%	08/15/2026			839	820,883
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025			6,073	4,659,542
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.08%	11/30/2026			3,095	1,048,559
MTN Infrastructure TopCo, Inc., Incremental Term Loan(d)	–	11/17/2024			2,199	2,146,566
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	04/11/2025			4,000	3,904,983
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.87%	03/09/2023			3,952	2,519,702
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026			17,850	17,284,019
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.18%	02/14/2020			133	127,260
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.07%	05/02/2023			6,129	4,837,329
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)(i)	2.68%	02/26/2021			3,740	3,702,464
Xplornet Communications, Inc. (Canada)(d)	–	05/29/2027			1,444	1,372,080
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027	$ 31	$ 29,689
				87,297,306
Utilities–5.89%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.96%	10/25/2025		34	29,033
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		325	317,245
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		872	815,748
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		1,314	1,287,836
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025		11,300	11,038,605
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.43%	01/15/2024		6,721	6,603,071
Term Loan (2 mo. USD LIBOR + 2.75%)	2.43%	04/05/2026		14,538	14,195,939
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.17%	08/12/2026		2,901	2,827,971
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		4,722	4,672,324
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	12/17/2021		3,565	3,520,746
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.70%	12/19/2022		956	941,535
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026		9,653	9,331,087
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		5,357	4,768,098
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(e)	3.17%	08/28/2025		292	289,508
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.61%	08/14/2026		1,867	1,577,451
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		8,317	6,808,074
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		469	383,986
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		4,402	4,200,072
Pacific Gas and Electric Co., DIP Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	12/31/2020		4,434	4,425,333
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026		730	718,471
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025		1,614	1,537,146
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026		1,353	1,127,834
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026		141	117,763
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.50%	12/02/2021		561	524,635
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.25%	12/08/2023		16	15,533
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	12/31/2025		14,018	13,766,558
					95,841,602
Total Variable Rate Senior Loan Interests (Cost $1,436,624,885)					1,287,520,031
U.S. Dollar Denominated Bonds & Notes–9.10%
Aerospace & Defense–0.59%
TransDigm, Inc.(j)	8.00%	12/15/2025		4,327	4,694,795
TransDigm, Inc.(j)	6.25%	03/15/2026		4,836	4,956,126
					9,650,921
Air Transport–0.36%
Delta Air Lines, Inc.(j)	7.00%	05/01/2025		3,471	3,591,152
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025		3,323	2,186,881
					5,778,033
Automotive–0.16%
Allison Transmission, Inc.(j)	5.88%	06/01/2029		1,581	1,601,403
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(j)	6.25%	05/15/2026		928	946,411
					2,547,814
Building & Development–0.09%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028		1,479	1,489,819
Business Equipment & Services–0.79%
ADT Security Corp. (The)	3.50%	07/15/2022		512	517,691
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026		211	229,430
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024		2,890	3,020,353
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	$ 8,809	$ 9,093,883
				12,861,357
Cable & Satellite Television–1.35%
Altice Financing S.A. (Luxembourg)(j)	5.00%	01/15/2028		584	590,753
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,971	5,245,325
Altice France S.A. (France)(j)	5.50%	01/15/2028		994	1,024,004
Altice France S.A. (France)(j)	7.38%	05/01/2026		1,392	1,471,782
CSC Holdings LLC(j)	5.75%	01/15/2030		551	582,167
CSC Holdings LLC(j)	5.50%	05/15/2026		10,933	11,453,465
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026		1,027	1,073,631
Ziggo B.V. (Netherlands)(j)	5.50%	01/15/2027		560	590,321
					22,031,448
Containers & Glass Products–0.73%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.25%	09/15/2022		953	964,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026		3,346	3,365,390
Berry Global, Inc.(j)	4.88%	07/15/2026		3,196	3,348,321
Mauser Packaging Solutions Holding Co.(j)	5.50%	04/15/2024		719	715,847
Reynolds Group Issuer, Inc./LLC(j)	5.13%	07/15/2023		1,648	1,672,893
Reynolds Group Issuer, Inc./LLC (1 mo. USD LIBOR + 3.50%)(j)(k)	4.72%	07/15/2021		1,868	1,859,249
					11,926,012
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027		322	330,795
Electronics & Electrical–2.53%
CommScope, Inc.(j)	5.50%	03/01/2024		490	505,217
CommScope, Inc.(j)	8.25%	03/01/2027		1,526	1,594,388
CommScope, Inc.(j)	6.00%	03/01/2026		6,816	7,183,416
Dell International LLC/EMC Corp.(j)	6.10%	07/15/2027		1,654	1,863,091
Dell International LLC/EMC Corp.(j)	6.20%	07/15/2030		3,498	3,997,957
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		1,385	1,488,267
Dell International LLC/EMC Corp.(j)	5.85%	07/15/2025		2,205	2,471,234
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		7,585	8,207,257
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		11,604	12,633,947
Riverbed Technology, Inc.(j)	8.88%	03/01/2023		2,004	1,202,400
					41,147,174
Food Service–0.21%
eG Global Finance PLC (United Kingdom)(j)	6.75%	02/07/2025		2,476	2,512,880
New Red Finance, Inc. (Canada)(j)	5.75%	04/15/2025		840	894,348
					3,407,228
Health Care–0.08%
IQVIA, Inc.(j)	5.00%	05/15/2027		1,209	1,263,895
Industrial Equipment–0.42%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026		9,234	6,810,075
Leisure Goods, Activities & Movies–0.11%
AMC Entertainment, Inc.(j)	10.50%	04/15/2025		1,238	1,095,630
Seaworld Parks & Entertainment, Inc.(j)	8.75%	05/01/2025		693	712,058
					1,807,688
Lodging & Casinos–0.26%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		1,390	1,355,396
ESH Hospitality, Inc.(j)	4.63%	10/01/2027		2,965	2,812,495
					4,167,891
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023		$ 155	$ 35,358
Publishing–0.49%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027		7,906	7,924,302
Radio & Television–0.46%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026		5,324	4,245,038
iHeartCommunications, Inc.	6.38%	05/01/2026		1,329	1,391,770
iHeartCommunications, Inc.(j)	4.75%	01/15/2028		581	558,803
iHeartCommunications, Inc.(j)	5.25%	08/15/2027		1,321	1,297,242
					7,492,853
Telecommunications–0.28%
CenturyLink, Inc.(j)	4.00%	02/15/2027		3,723	3,724,210
Goodman Networks, Inc.	8.00%	05/11/2022		2,535	912,561
Windstream Services LLC/Windstream Finance Corp.(i)(j)	9.00%	06/30/2025		12	720
					4,637,491
Utilities–0.17%
Calpine Corp.(j)	4.50%	02/15/2028		495	498,250
Calpine Corp.(j)	5.25%	06/01/2026		1,208	1,254,405
Vistra Operations Co. LLC(j)	3.55%	07/15/2024		512	524,134
Vistra Operations Co. LLC(j)	4.30%	07/15/2029		549	568,377
					2,845,166
Total U.S. Dollar Denominated Bonds & Notes (Cost $154,023,070)					148,155,320
			Shares
Common Stocks & Other Equity Interests–1.25%(l)
Aerospace & Defense–0.13%
IAP Worldwide Services, Inc.(e)(m)				134	2,123,920
Automotive–0.03%
Dayco Products LLC(m)				3,261	28,261
Dayco Products LLC(m)				3,266	28,305
ThermaSys Corp.(m)				1,949,645	438,670
Transtar Holding Co., Class A(m)				3,149,478	26,771
					522,007
Building & Development–0.11%
Lake at Las Vegas Joint Venture LLC, Class A(e)(m)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(m)				4	0
Masonite International Corp.(m)				27,093	1,798,433
					1,798,433
Business Equipment & Services–0.05%
Atlas Acquisition Holdings Corp.(m)				43,971	170,388
Checkout Holding Corp.(m)				15,070	11,302
Crossmark Holdings, Inc.(m)				11,489	674,978
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(m)				519	0
					856,668
Cable & Satellite Television–0.09%
ION Media Networks, Inc.(m)				4,471	1,363,655
Drugs–0.00%
Envigo RMS Holding Corp., Class B(e)(m)				9,085	51,966
Food Products–0.00%
QCE LLC(e)(m)				17	0
Health Care–0.00%
New Millennium Holdco(m)				259,087	13,084
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value
Lodging & Casinos–0.16%
Caesars Entertainment Corp.(m)	83,880	$ 955,393
Twin River Worldwide Holdings, Inc.(m)	74,467	1,557,105
		2,512,498
Oil & Gas–0.21%
AF Global, Inc.(m)	1,049	31,470
Fieldwood Energy LLC(m)	53,244	5,324
Fieldwood Energy LLC(m)	14,375	1,438
HGIM Corp.(m)	6,310	50,480
HGIM Corp., Wts. expiring 07/02/2043(m)	28,193	225,544
NexTier Oilfield Solutions, Inc.(m)	77,159	223,761
Paragon Offshore Finance Co., Class A(m)	4,595	1,379
Paragon Offshore Finance Co., Class B(m)	2,298	16,086
Samson Investment Co., Class A(m)	261,209	1,697,858
Southcross Energy Partners L.P.(m)	91,325	11,872
Transocean Ltd.(m)	428,980	570,543
Tribune Resources, Inc.(m)	658,667	576,334
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	170,533	5,116
		3,417,205
Publishing–0.21%
Clear Channel Worldwide Holdings, Inc.(m)	722,969	698,243
F&W Publications, Inc.(e)(m)	288	0
Merrill Communications LLC, Class A(e)(m)	133,776	2,608,632
Tribune Publishing Co.	2,262	21,489
		3,328,364
Radio & Television–0.16%
iHeartCommunications, Inc., Class A(m)	46,393	403,619
iHeartCommunications, Inc., Class B(m)	29	189
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	261,034	2,169,845
		2,573,653
Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc.	692	250,850
Fullbeauty Brands Holdings Corp.(m)	6,173	15,432
Payless, Inc.(e)(m)	146,073	73,036
Payless, Inc., Class A(e)(m)	145,505	1,455
Toys ’R’ Us-Delaware, Inc.(m)	11	293
Toys ’R’ Us-Delaware, Inc.(m)	11	30,407
Vivarte S.A.S.(e)(m)	233,415	498,047
		869,520
Surface Transport–0.00%
U.S. Shipping Corp.(e)(m)	6,189	62
U.S. Shipping Corp., CPR(e)(m)	87,805	48,293
		48,355
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.(m)	32,797	198,750
Goodman Networks, Inc.(e)(m)	159,473	0
		198,750
Utilities–0.04%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(e)(m)	101	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(e)(m)	165	0
Vistra Operations Co. LLC(m)	605,602	166,541
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	410,978	441,801
		608,342
Total Common Stocks & Other Equity Interests (Cost $68,910,609)		20,286,420
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Non-U.S. Dollar Denominated Bonds & Notes–0.97%
Automotive–0.11%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	2,000	$ 1,764,536
Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	291	253,574
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	780	681,849
					935,423
Cable & Satellite Television–0.08%
Altice Finco S.A. (Luxembourg)	4.75%	01/15/2028	EUR	1,299	1,293,795
Financial Intermediaries–0.36%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	500	430,101
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	597	641,560
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	1,847	1,733,091
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	1,370	1,302,706
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.05%	02/01/2023	GBP	1,955	1,827,598
					5,935,056
Home Furnishings–0.25%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	3,602	4,093,480
Lodging & Casinos–0.11%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.04%	07/15/2025	GBP	1,963	1,733,377
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $19,393,048)					15,755,667
Asset-Backed Securities–0.79%
Structured Products–0.79%
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	1,042	942,791
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(k)	5.10%	08/05/2030	EUR	387	355,039
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	4.59%	04/25/2029		$ 3,247	2,855,842
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(j)(k)	3.72%	07/15/2030		3,421	3,154,114
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(j)(k)	5.74%	10/25/2028		2,899	2,899,015
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(k)	5.00%	01/15/2032	EUR	437	404,507
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(j)(k)	6.07%	04/15/2026		2,920	2,291,515
Total Asset-Backed Securities (Cost $14,421,927)					12,902,823
			Shares
Preferred Stocks–0.06%(l)
Automotive–0.02%
ThermaSys Corp., Series A				415,320	301,107
Oil & Gas–0.04%
Southcross Energy Partners L.P., Series A				577,315	404,120
Southcross Energy Partners L.P., Series B				166,481	228,911
					633,031
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(e)				189,735	0
Total Preferred Stocks (Cost $1,003,174)					934,138

Money Market Funds–7.52%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(n)(o)				42,032,174	42,032,174
Invesco Liquid Assets Portfolio,Institutional Class, 0.43%(n)(o)				32,399,443	32,428,603
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value

Invesco Treasury Portfolio,Institutional Class, 0.08%(n)(o)	48,036,771	$ 48,036,771
Total Money Market Funds (Cost $122,479,063)			122,497,548
TOTAL INVESTMENTS IN SECURITIES–98.76% (Cost $1,816,855,776)			1,608,051,947
OTHER ASSETS LESS LIABILITIES–1.24%			20,229,881
NET ASSETS–100.00%			$1,628,281,828
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $1,626,012, which represented less than 1% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $169,751,566, which represented 10.43% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	Acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,190,339	$230,699,028	$(224,857,193)	$-	$-	$42,032,174	$259,701
Invesco Liquid Assets Portfolio, Institutional Class	25,855,290	167,161,038	(160,612,281)	18,486	6,070	32,428,603	234,731
Invesco Treasury Portfolio, Institutional Class	41,360,631	263,655,789	(256,979,649)	-	-	48,036,771	282,838
Total	$103,406,260	$661,515,855	$(642,449,123)	$18,486	$6,070	$122,497,548	$777,270

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2020	Bank of America Merrill Lynch	CHF	1,077,535	USD	1,120,740	$44
06/15/2020	Bank of America Merrill Lynch	GBP	5,961,369	USD	7,514,305	151,666
06/15/2020	Bank of America Merrill Lynch	USD	1,110,008	CHF	1,077,535	10,689
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/15/2020	Bank of America Merrill Lynch	USD	47,128,817	EUR	43,647,118	$1,334,264
06/15/2020	Barclays Bank PLC	GBP	5,961,368	USD	7,492,934	130,295
06/15/2020	Barclays Bank PLC	USD	11,374,774	GBP	9,292,546	102,065
06/15/2020	Citibank N.A.	USD	40,994,978	EUR	37,956,556	1,149,651
06/15/2020	Goldman Sachs International	GBP	6,242,269	USD	7,850,770	141,203
06/15/2020	Goldman Sachs International	USD	288,219	GBP	233,485	148
06/15/2020	J.P. Morgan Chase Bank, N.A.	USD	4,738	SEK	46,453	192
06/15/2020	Royal Bank of Canada	GBP	203,893	USD	252,085	265
06/15/2020	Royal Bank of Canada	USD	40,977,139	EUR	37,956,556	1,167,491
06/15/2020	Royal Bank of Canada	USD	11,373,595	GBP	9,292,730	103,470
06/15/2020	State Street Bank & Trust Co.	GBP	204,025	USD	255,021	3,038
Subtotal—Appreciation						4,294,481
Currency Risk
06/15/2020	Bank of America Merrill Lynch	EUR	27,892,196	USD	30,643,761	(326,021)
07/15/2020	Bank of America Merrill Lynch	CHF	1,074,342	USD	1,107,705	(10,655)
07/15/2020	Bank of America Merrill Lynch	EUR	39,830,721	USD	43,019,569	(1,233,755)
07/15/2020	Barclays Bank PLC	GBP	8,944,829	USD	10,950,724	(98,164)
06/15/2020	Citibank N.A.	EUR	29,043,214	USD	31,890,558	(357,243)
07/15/2020	Citibank N.A.	EUR	41,375,685	USD	44,757,663	(1,212,169)
07/15/2020	Citibank N.A.	GBP	458,683	USD	565,558	(1,020)
06/15/2020	Goldman Sachs International	EUR	5,180,172	USD	5,640,023	(111,722)
06/15/2020	J.P. Morgan Chase Bank, N.A.	SEK	46,453	USD	4,671	(260)
07/15/2020	J.P. Morgan Chase Bank, N.A.	GBP	202,339	USD	249,510	(424)
07/15/2020	J.P. Morgan Chase Bank, N.A.	SEK	46,453	USD	4,739	(192)
06/15/2020	Morgan Stanley Capital Services LLC	EUR	1,196,029	USD	1,307,095	(20,903)
06/15/2020	Royal Bank of Canada	EUR	28,216,962	USD	31,004,176	(326,206)
06/15/2020	Royal Bank of Canada	GBP	245,837	USD	302,424	(1,199)
07/15/2020	Royal Bank of Canada	EUR	39,830,828	USD	43,028,447	(1,224,996)
07/15/2020	Royal Bank of Canada	GBP	9,758,378	USD	11,944,933	(108,872)
07/15/2020	State Street Bank & Trust Co.	GBP	353,851	USD	432,837	(4,249)
06/15/2020	Toronto Dominion Bank	EUR	28,031,657	USD	30,741,645	(382,986)
Subtotal—Depreciation						(5,421,036)
Total Forward Foreign Currency Contracts						$(1,126,555)

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $17,735,076, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $49,485,344, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,187,285,965	$100,234,066	$1,287,520,031
U.S. Dollar Denominated Bonds & Notes	—	145,968,439	2,186,881	148,155,320
Common Stocks & Other Equity Interests	6,427,336	8,453,673	5,405,411	20,286,420
Non-U.S. Dollar Denominated Bonds & Notes	—	15,755,667	—	15,755,667
Asset-Backed Securities	—	12,902,823	—	12,902,823
Preferred Stocks	—	934,138	0	934,138
Money Market Funds	122,497,548	—	—	122,497,548
Total Investments in Securities	128,924,884	1,371,300,705	107,826,358	1,608,051,947
Other Investments - Assets*
Investments Matured	—	—	120,797	120,797
Forward Foreign Currency Contracts	—	4,294,481	—	4,294,481
	—	4,294,481	120,797	4,415,278
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,421,036)	—	(5,421,036)
Total Other Investments	—	(1,126,555)	120,797	(1,005,758)
Total Investments	$128,924,884	$1,370,174,150	$107,947,155	$1,607,046,189

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Floating Rate Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2020:
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Variable Rate Senior Loan Interests	$88,322,318	$24,448,708	$(40,639,126)	$188,072	$(1,329,452)	$(3,347,264)	$47,298,463	$(14,707,653)	$100,234,066
Bonds & Notes	39,038	443,067	(482,105)	—	—	—	2,186,881	—	2,186,881
Common Stocks & Other Equity Interests	10,942,538	6,330,918	(3,092,745)	—	—	(5,747,877)	—	(3,027,423)	5,405,411
Preferred Stocks	110,369	—	(34,400)	—	(74,939)	(1,030)	—	—	0
Investments Matured	140,399	41,911	(31,032)	(927,114)	(7,694,176)	8,590,809	—	—	120,797
Total	$99,554,662	$31,264,604	$(44,279,408)	$(739,042)	$(9,098,567)	$(505,362)	$49,485,344	$(17,735,076)	$107,947,155
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about August 4, 2020, the name of the Fund and all references thereto will change from Invesco Floating Rate Fund to Invesco Floating Rate ESG Fund.
In addition, the principal investment strategy of the Fund will change to incorporate proprietary environmental, social and governance (ESG) scoring and exclusionary criteria.
Invesco Floating Rate Fund